United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Hermes Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 5/31/22

Date of Reporting Period: Six months ended 11/30/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2021

Share Class | Ticker	A | FGUAX	Institutional | FGUSX	Service | FEUSX	R6 | FGULX

Federated Hermes Government Ultrashort Fund
Fund Established 1997

A Portfolio of Federated Hermes Institutional Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2021 through November 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At November 30, 2021, the Fund’s portfolio composition1 was as follows:
Investment Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	44.3%
U.S. Government Agency Securities	10.9%
U.S. Treasury Securities	3.4%
Repurchase Agreements	41.7%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2021 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 44.0%
		Federal Home Loan Mortgage Corporation REMIC— 14.9%
$ 113,094		Series 242, Class F29, 0.339% (1-month USLIBOR +0.250%), 11/15/2036	$113,237
83,143		Series 244, Class F22, 0.439% (1-month USLIBOR +0.350%), 12/15/2036	83,515
195,893		Series 244, Class F30, 0.389% (1-month USLIBOR +0.300%), 12/15/2036	196,372
17,469,804		Series 317, Class F3, 0.609% (1-month USLIBOR +0.520%), 11/15/2043	17,746,676
55,594		Series 1534, Class J, 0.989% (1-month USLIBOR +0.900%), 6/15/2023	55,820
83,199		Series 1632, Class FB, 1.289% (1-month USLIBOR +1.200%), 11/15/2023	83,717
86,456		Series 2111, Class MA, 0.589% (1-month USLIBOR +0.500%), 1/15/2029	86,960
88,336		Series 2111, Class MB, 0.589% (1-month USLIBOR +0.500%), 1/15/2029	88,850
90,215		Series 2111, Class MC, 0.589% (1-month USLIBOR +0.500%), 1/15/2029	90,741
61,911		Series 2286, Class FA, 0.489% (1-month USLIBOR +0.400%), 2/15/2031	62,232
2		Series 2292, Class KF, 0.342% (1-month USLIBOR +0.250%), 7/25/2022	2
129,906		Series 2296, Class FC, 0.589% (1-month USLIBOR +0.500%), 6/15/2029	131,193
210,899		Series 2326, Class FJ, 1.039% (1-month USLIBOR +0.950%), 6/15/2031	215,063
335,428		Series 2344, Class FP, 1.039% (1-month USLIBOR +0.950%), 8/15/2031	342,136
155,551		Series 2367, Class FG, 0.709% (1-month USLIBOR +0.620%), 6/15/2031	157,808
62,519		Series 2380, Class FI, 0.689% (1-month USLIBOR +0.600%), 6/15/2031	63,387
358,808		Series 2380, Class FL, 0.689% (1-month USLIBOR +0.600%), 11/15/2031	362,625
204,624		Series 2386, Class FE, 0.789% (1-month USLIBOR +0.700%), 6/15/2031	207,901
83,189		Series 2389, Class FI, 0.839% (1-month USLIBOR +0.750%), 6/15/2031	84,618
19,873		Series 2395, Class FT, 0.539% (1-month USLIBOR +0.450%), 12/15/2031	20,011
28,796		Series 2396, Class FL, 0.689% (1-month USLIBOR +0.600%), 12/15/2031	29,142
229,451		Series 2412, Class OF, 1.039% (1-month USLIBOR +0.950%), 12/15/2031	234,639
147,583		Series 2418, Class FO, 0.989% (1-month USLIBOR +0.900%), 2/15/2032	149,162
73,505		Series 2451, Class FC, 1.089% (1-month USLIBOR +1.000%), 5/15/2031	75,196
7,175		Series 2452, Class FG, 0.639% (1-month USLIBOR +0.550%), 3/15/2032	7,267
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation REMIC— continued
$ 106,560		Series 2460, Class FE, 1.089% (1-month USLIBOR +1.000%), 6/15/2032	$108,881
50,420		Series 2470, Class FI, 0.489% (1-month USLIBOR +0.400%), 10/15/2026	50,692
74,521		Series 2470, Class FW, 1.089% (1-month USLIBOR +1.000%), 5/15/2031	76,236
71,351		Series 2470, Class FX, 1.089% (1-month USLIBOR +1.000%), 5/15/2031	72,992
107,038		Series 2470, Class GF, 1.089% (1-month USLIBOR +1.000%), 6/15/2032	109,370
59,574		Series 2471, Class FS, 0.589% (1-month USLIBOR +0.500%), 2/15/2032	60,312
277,417		Series 2475, Class FL, 1.089% (1-month USLIBOR +1.000%), 2/15/2032	284,159
184,944		Series 2476, Class FC, 1.089% (1-month USLIBOR +1.000%), 2/15/2032	189,439
115,180		Series 2477, Class FD, 0.489% (1-month USLIBOR +0.400%), 7/15/2032	116,200
135,735		Series 2479, Class FA, 0.489% (1-month USLIBOR +0.400%), 8/15/2032	136,597
54,737		Series 2481, Class FC, 1.089% (1-month USLIBOR +1.000%), 5/15/2031	55,906
127,672		Series 2493, Class F, 0.489% (1-month USLIBOR +0.400%), 9/15/2029	128,682
139,603		Series 2495, Class F, 0.489% (1-month USLIBOR +0.400%), 9/15/2032	140,217
110,768		Series 2498, Class HF, 1.089% (1-month USLIBOR +1.000%), 6/15/2032	113,181
66,067		Series 2504, Class FP, 0.589% (1-month USLIBOR +0.500%), 3/15/2032	66,898
262,934		Series 2526, Class FC, 0.489% (1-month USLIBOR +0.400%), 11/15/2032	264,478
187,709		Series 2530, Class FK, 0.489% (1-month USLIBOR +0.400%), 6/15/2029	188,969
327,863		Series 2551, Class FD, 0.489% (1-month USLIBOR +0.400%), 1/15/2033	330,929
75,693		Series 2571, Class FK, 0.589% (1-month USLIBOR +0.500%), 9/15/2023	75,947
53,714		Series 2610, Class FD, 0.589% (1-month USLIBOR +0.500%), 12/15/2032	54,187
985,754		Series 2631, Class FC, 0.489% (1-month USLIBOR +0.400%), 6/15/2033	991,292
221,182		Series 2671, Class F, 0.539% (1-month USLIBOR +0.450%), 9/15/2033	222,828
283,305		Series 2684, Class FV, 0.989% (1-month USLIBOR +0.900%), 10/15/2033	289,667
1,179,276		Series 2750, Class FG, 0.490% (1-month USLIBOR +0.400%), 2/15/2034	1,185,912
2,895,864		Series 2750, Class FH, 0.590% (1-month USLIBOR +0.500%), 2/15/2034	2,923,953
191,372		Series 2796, Class FD, 0.439% (1-month USLIBOR +0.350%), 7/15/2026	192,280
508,546		Series 2812, Class LF, 0.489% (1-month USLIBOR +0.400%), 6/15/2034	511,841
375,179		Series 3036, Class NF, 0.389% (1-month USLIBOR +0.300%), 8/15/2035	376,036
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation REMIC— continued
$ 78,360		Series 3085, Class FW, 0.789% (1-month USLIBOR +0.700%), 8/15/2035	$80,079
553,603		Series 3085, Class VF, 0.409% (1-month USLIBOR +0.320%), 12/15/2035	555,130
515,429		Series 3184, Class JF, 0.489% (1-month USLIBOR +0.400%), 7/15/2036	520,259
496,237		Series 3191, Class FE, 0.489% (1-month USLIBOR +0.400%), 7/15/2036	499,531
46,645		Series 3300, Class FA, 0.389% (1-month USLIBOR +0.300%), 8/15/2035	46,901
46,811		Series 3325, Class NF, 0.389% (1-month USLIBOR +0.300%), 8/15/2035	47,067
608,602		Series 3380, Class FP, 0.439% (1-month USLIBOR +0.350%), 11/15/2036	613,780
439,226		Series 3542, Class NF, 0.839% (1-month USLIBOR +0.750%), 7/15/2036	448,463
12,777,208		Series 4826, Class KF, 0.389% (1-month USLIBOR +0.300%), 9/15/2048	12,832,968
25,013,706		Series 4915, Class FD, 0.542% (1-month USLIBOR +0.450%), 9/25/2049	25,217,897
4,589,619		Series 4925, Class FH, 0.492% (1-month USLIBOR +0.400%), 10/25/2049	4,635,646
4,073,938		Series 4936, Class PF, 0.592% (1-month USLIBOR +0.500%), 12/25/2049	4,104,946
20,592,801		Series 4944, Class HF, 0.542% (1-month USLIBOR +0.450%), 1/25/2050	20,776,192
9,524,403		Series 4965, Class KF, 0.742% (1-month USLIBOR +0.650%), 4/25/2050	9,658,680
12,231,214		Series KF85, Class AL, 0.388% (1-month USLIBOR +0.300%), 8/25/2030	12,255,911
16,769,340		Series KF86, Class AS, 0.368% (Secured Overnight Financing Rate +0.320%), 8/25/2027	16,797,192
18,421,969		Series KF87, Class AL, 0.438% (1-month USLIBOR +0.350%), 8/25/2030	18,478,108
12,608,089		Series KF88, Class AL, 0.418% (1-month USLIBOR +0.330%), 9/25/2030	12,633,264
		TOTAL	170,208,365
		Federal National Mortgage Association REMIC— 13.5%
16,545		Series 1993-62, Class FA, 1.425% (Cost of Funds - 11th District - San Francisco +1.200%), 4/25/2023	16,639
43,389		Series 1993-165, Class FE, 1.242% (1-month USLIBOR +1.150%), 9/25/2023	43,641
60,197		Series 1998-22, Class FA, 0.489% (1-month USLIBOR +0.400%), 4/18/2028	60,343
21,237		Series 2000-34, Class F, 0.542% (1-month USLIBOR +0.450%), 10/25/2030	21,379
12,122		Series 2000-37, Class FA, 0.592% (1-month USLIBOR +0.500%), 11/25/2030	12,210
8,940		Series 2001-34, Class FB, 0.389% (1-month USLIBOR +0.300%), 12/18/2028	8,947
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association REMIC— continued
$ 27,615		Series 2001-34, Class FL, 0.592% (1-month USLIBOR +0.500%), 8/25/2031	$27,827
184,685		Series 2001-46, Class F, 0.489% (1-month USLIBOR +0.400%), 9/18/2031	185,356
145,282		Series 2001-53, Class FX, 0.442% (1-month USLIBOR +0.350%), 10/25/2031	145,804
320,757		Series 2001-56, Class FG, 0.592% (1-month USLIBOR +0.500%), 10/25/2031	323,588
102,910		Series 2001-68, Class FD, 0.592% (1-month USLIBOR +0.500%), 12/25/2031	103,911
130,840		Series 2002-4, Class FJ, 0.542% (1-month USLIBOR +0.450%), 2/25/2032	131,727
151,842		Series 2002-8, Class FA, 0.839% (1-month USLIBOR +0.750%), 3/18/2032	154,562
147,084		Series 2002-9, Class FH, 0.592% (1-month USLIBOR +0.500%), 3/25/2032	148,251
197,417		Series 2002-17, Class JF, 1.092% (1-month USLIBOR +1.000%), 4/25/2032	202,261
190,408		Series 2002-34, Class FC, 1.089% (1-month USLIBOR +1.000%), 12/18/2031	194,850
116,881		Series 2002-37, Class F, 0.892% (1-month USLIBOR +0.800%), 11/25/2031	118,870
6,813		Series 2002-39, Class FB, 0.639% (1-month USLIBOR +0.550%), 3/18/2032	6,901
58,443		Series 2002-41, Class F, 0.642% (1-month USLIBOR +0.550%), 7/25/2032	58,846
594,294		Series 2002-47, Class NF, 1.092% (1-month USLIBOR +1.000%), 4/25/2032	607,293
90,991		Series 2002-52, Class FD, 0.592% (1-month USLIBOR +0.500%), 9/25/2032	92,015
121,116		Series 2002-53, Class FG, 1.192% (1-month USLIBOR +1.100%), 7/25/2032	124,095
395,777		Series 2002-58, Class FD, 0.692% (1-month USLIBOR +0.600%), 8/25/2032	402,123
141,742		Series 2002-64, Class FJ, 1.092% (1-month USLIBOR +1.000%), 4/25/2032	145,220
80,090		Series 2002-74, Class FV, 0.542% (1-month USLIBOR +0.450%), 11/25/2032	80,427
82,660		Series 2002-75, Class FD, 1.089% (1-month USLIBOR +1.000%), 11/18/2032	84,684
277,838		Series 2002-77, Class FH, 0.489% (1-month USLIBOR +0.400%), 12/18/2032	279,998
51,005		Series 2002-82, Class FB, 0.592% (1-month USLIBOR +0.500%), 12/25/2032	51,663
211,057		Series 2002-82, Class FC, 1.092% (1-month USLIBOR +1.000%), 9/25/2032	216,264
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association REMIC— continued
$ 72,885		Series 2002-82, Class FG, 0.542% (1-month USLIBOR +0.450%), 12/25/2032	$73,466
386,344		Series 2002-89, Class F, 0.392% (1-month USLIBOR +0.300%), 1/25/2033	388,874
84,421		Series 2002-90, Class FH, 0.592% (1-month USLIBOR +0.500%), 9/25/2032	85,498
763,984		Series 2002-93, Class FJ, 0.642% (1-month USLIBOR +0.550%), 1/25/2033	772,852
87,439		Series 2003-2, Class FA, 0.592% (1-month USLIBOR +0.500%), 2/25/2033	88,566
89,624		Series 2003-14, Class FT, 0.592% (1-month USLIBOR +0.500%), 3/25/2033	90,772
216,858		Series 2003-19, Class FY, 0.492% (1-month USLIBOR +0.400%), 3/25/2033	218,889
161,944		Series 2003-21, Class TF, 0.542% (1-month USLIBOR +0.450%), 3/25/2033	163,849
298,567		Series 2003-66, Class FA, 0.442% (1-month USLIBOR +0.350%), 7/25/2033	300,662
331,927		Series 2003-79, Class FC, 0.542% (1-month USLIBOR +0.450%), 8/25/2033	335,283
175,809		Series 2003-102, Class FT, 0.492% (1-month USLIBOR +0.400%), 10/25/2033	176,896
411,581		Series 2003-107, Class FD, 0.592% (1-month USLIBOR +0.500%), 11/25/2033	417,070
994,800		Series 2003-116, Class HF, 0.642% (1-month USLIBOR +0.550%), 11/25/2033	1,008,793
320,158		Series 2003-121, Class FD, 0.492% (1-month USLIBOR +0.400%), 12/25/2033	322,161
550,226		Series 2004-2, Class FW, 0.492% (1-month USLIBOR +0.400%), 2/25/2034	553,915
661,841		Series 2004-17, Class FT, 0.492% (1-month USLIBOR +0.400%), 4/25/2034	667,305
433,392		Series 2004-49, Class FN, 0.492% (1-month USLIBOR +0.400%), 7/25/2034	436,345
1,152,820		Series 2004-49, Class FQ, 0.542% (1-month USLIBOR +0.450%), 7/25/2034	1,162,082
938,347		Series 2004-51, Class FY, 0.472% (1-month USLIBOR +0.380%), 7/25/2034	944,334
450,090		Series 2004-53, Class FC, 0.542% (1-month USLIBOR +0.450%), 7/25/2034	454,904
291,851		Series 2004-64, Class FW, 0.542% (1-month USLIBOR +0.450%), 8/25/2034	294,492
440,482		Series 2005-104, Class FA, 0.492% (1-month USLIBOR +0.400%), 12/25/2035	443,328
1,612,885		Series 2006-75, Class FP, 0.392% (1-month USLIBOR +0.300%), 8/25/2036	1,622,907
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association REMIC— continued
$ 375,715		Series 2006-79, Class DF, 0.442% (1-month USLIBOR +0.350%), 8/25/2036	$378,296
556,919		REMIC, Series 2006-81, Class FA, 0.442% (1-month USLIBOR +0.350%), 9/25/2036	561,301
1,270,613		Series 2006-90, Class FE, 0.542% (1-month USLIBOR +0.450%), 9/25/2036	1,283,742
603,518		Series 2006-98, Class FB, 0.402% (1-month USLIBOR +0.310%), 10/25/2036	605,188
2,190,782		REMIC, Series 2006-W1, Class 2AF1, 0.312% (1-month USLIBOR +0.220%), 2/25/2046	2,162,926
619,603		Series 2008-52, Class FD, 0.442% (1-month USLIBOR +0.350%), 6/25/2036	622,301
1,093,393		Series 2009-57, Class NF, 0.692% (1-month USLIBOR +0.600%), 2/25/2037	1,101,413
141,860		Series 2009-63, Class FB, 0.592% (1-month USLIBOR +0.500%), 8/25/2039	143,475
8,343,813		Series 2012-116, Class FA, 0.392% (1-month USLIBOR +0.300%), 10/25/2042	8,396,001
5,034,220		Series 2018-31, Class FD, 0.392% (1-month USLIBOR +0.300%), 5/25/2048	5,043,676
14,886,948		REMIC, Series 2018-70, Class HF, 0.442% (1-month USLIBOR +0.350%), 10/25/2058	15,022,987
9,102,477		Series 2018-95, Class FB, 0.492% (1-month USLIBOR +0.400%), 1/25/2049	9,165,689
16,008,997		Series 2019-35, Class FA, 0.492% (1-month USLIBOR +0.400%), 7/25/2049	16,157,926
30,072,302		Series 2019-41, Class FD, 0.592% (1-month USLIBOR +0.500%), 8/25/2059	30,328,308
12,117,619		Series 2019-67, Class FB, 0.542% (1-month USLIBOR +0.450%), 11/25/2049	12,213,013
11,502,205		Series 2019-81, Class FJ, 0.592% (1-month USLIBOR +0.500%), 1/25/2050	11,618,670
23,549,996		REMIC, Series 2020-34, Class FA, 0.542% (1-month USLIBOR +0.450%), 6/25/2050	23,710,326
		TOTAL	153,588,176
		Government National Mortgage Association REMIC— 15.6%
182,345		Series 2004-59, Class FV, 0.341% (1-month USLIBOR +0.250%), 10/20/2033	183,085
203,046		Series 2009-96, Class GF, 0.539% (1-month USLIBOR +0.450%), 4/16/2039	203,555
5,954,701		Series 2010-62, Class PF, 0.591% (1-month USLIBOR +0.500%), 5/20/2040	6,025,093
4,071,034		Series 2011-23, Class KF, 0.489% (1-month USLIBOR +0.400%), 2/16/2041	4,103,579
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Government National Mortgage Association REMIC— continued
$ 2,533,532		Series 2011-51, Class FA, 0.486% (1-month USLIBOR +0.400%), 4/20/2041	$2,552,717
9,793,545		Series 2012-H15, Class FB, 0.575% (1-month USLIBOR +0.500%), 6/20/2062	9,817,526
3,007,324		Series 2012-H18, Class FA, 0.625% (1-month USLIBOR +0.550%), 8/20/2062	3,016,594
3,019,835		Series 2012-H18, Class SA, 0.655% (1-month USLIBOR +0.580%), 8/20/2062	3,039,709
7,150,937		Series 2012-H24, Class FC, 0.475% (1-month USLIBOR +0.400%), 10/20/2062	7,157,357
9,713,254		Series 2012-H25, Class BF, 0.455% (1-month USLIBOR +0.380%), 9/20/2062	9,715,536
8,063,485		Series 2012-H29, Class BF, 0.415% (1-month USLIBOR +0.340%), 11/20/2062	8,059,711
8,408,065		Series 2012-H29, Class CF, 0.415% (1-month USLIBOR +0.340%), 2/20/2062	8,401,797
1,777,429		Series 2012-H30, Class SA, 0.445% (1-month USLIBOR +0.370%), 12/20/2062	1,777,822
5,757,380		Series 2012-H31, Class FA, 0.425% (1-month USLIBOR +0.350%), 11/20/2062	5,755,498
17,959,137		Series 2015-H02, Class FA, 0.725% (1-month USLIBOR +0.650%), 1/20/2065	18,106,747
19,898,841		Series 2015-H06, Class FB, 0.725% (1-month USLIBOR +0.650%), 2/20/2065	20,059,767
11,524,559		Series 2016-120, Class FA, 0.491% (1-month USLIBOR +0.400%), 9/20/2046	11,626,189
9,964,278		Series 2016-147, Class AF, 0.491% (1-month USLIBOR +0.400%), 10/20/2046	10,045,057
16,028,849		Series 2016-H26, Class FC, 1.075% (1-month USLIBOR +1.000%), 12/20/2066	16,442,152
19,790,554		Series 2017-H08, Class FC, 0.675% (1-month USLIBOR +0.600%), 3/20/2067	20,074,176
11,032,694		Series 2019-10, Class FC, 0.541% (1-month USLIBOR +0.450%), 1/20/2049	11,093,517
		TOTAL	177,257,184
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $496,036,404)	501,053,725
		GOVERNMENT AGENCIES— 10.9%
	[1]	Federal Farm Credit Bank System Floating Rate Notes— 1.2%
7,000,000		0.085% (Secured Overnight Financing Rate +0.035%), 4/21/2023	7,019,840
2,000,000		0.085% (Secured Overnight Financing Rate +0.035%), 5/19/2023	1,999,148
2,000,000		0.105% (Secured Overnight Financing Rate +0.055%), 12/15/2022	2,000,607
2,000,000		0.110% (Secured Overnight Financing Rate +0.060%), 12/1/2022	2,000,556
Semi-Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES— continued
	[1]	Federal Farm Credit Bank System Floating Rate Notes— continued
$ 1,000,000		0.195% (Secured Overnight Financing Rate +0.145%), 7/28/2022	$1,000,778
		TOTAL	14,020,929
		Federal Farm Credit System— 6.3%
5,000,000		0.100%, 10/19/2022	4,996,435
5,000,000		0.100%, 11/23/2022	4,988,884
2,000,000		0.160%, 12/5/2022	1,998,471
50,000,000		0.400%, 6/28/2024	49,459,200
10,000,000		2.650%, 3/8/2023	10,289,553
		TOTAL	71,732,543
	[1]	Federal Home Loan Bank System Floating Rate Notes— 2.1%
1,500,000		0.090% (Secured Overnight Financing Rate +0.040%), 3/17/2023	1,503,703
4,200,000		0.095% (Secured Overnight Financing Rate +0.045%), 5/27/2022	4,204,317
2,000,000		0.105% (Secured Overnight Financing Rate +0.055%), 2/3/2023	2,004,773
5,000,000		0.110% (Secured Overnight Financing Rate +0.060%), 4/26/2022	5,000,776
1,600,000		0.110% (Secured Overnight Financing Rate +0.060%), 12/2/2022	1,600,443
2,500,000		0.110% (Secured Overnight Financing Rate +0.060%), 12/16/2022	2,505,500
1,000,000		0.130% (Secured Overnight Financing Rate +0.080%), 2/25/2022	1,000,095
1,000,000		0.135% (Secured Overnight Financing Rate +0.085%), 5/20/2022	1,000,262
5,000,000		0.170% (Secured Overnight Financing Rate +0.120%), 2/28/2022	5,000,975
		TOTAL	23,820,844
	[1]	Federal Home Loan Mortgage Corporation Floating Rate Notes— 0.5%
2,400,000		0.115% (Secured Overnight Financing Rate +0.065%), 11/9/2022	2,399,862
2,000,000		0.140% (Secured Overnight Financing Rate +0.090%), 8/3/2022	2,000,300
750,000		0.250% (Secured Overnight Financing Rate +0.200%), 3/11/2022	750,345
		TOTAL	5,150,507
	[1]	Federal National Mortgage Association Floating Rate Notes— 0.8%
1,000,000		0.220% (Secured Overnight Financing Rate +0.170%), 3/9/2022	1,000,425
1,000,000		0.270% (Secured Overnight Financing Rate +0.220%), 5/9/2022	1,000,799
2,000,000		0.280% (Secured Overnight Financing Rate +0.230%), 5/6/2022	2,001,517
2,300,000		0.320% (Secured Overnight Financing Rate +0.270%), 5/4/2022	2,302,321
1,000,000		0.370% (Secured Overnight Financing Rate +0.320%), 4/27/2022	1,001,210
1,500,000		0.370% (Secured Overnight Financing Rate +0.320%), 4/28/2022	1,501,827
		TOTAL	8,808,099
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $124,063,793)	123,532,922
		U.S. TREASURIES— 3.4%
	[2]	U.S. Treasury Bills— 0.9%
5,000,000		United States Treasury Bills, 0.072%, 7/14/2022	4,996,067
3,000,000		United States Treasury Bills, 0.110%, 12/7/2021	2,999,983
Semi-Annual Shareholder Report

Principal Amount			Value
		U.S. TREASURIES— continued
	[2]	U.S. Treasury Bills— continued
$ 2,000,000		United States Treasury Bills, 0.240%, 12/1/2022	$1,995,025
		TOTAL	9,991,075
		U.S. Treasury Notes— 2.5%
3,000,000		United States Treasury Floating Rate Notes, 0.085% (91-day T-Bill +0.035%), 12/7/2021	2,999,691
4,000,000		United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 12/7/2021	4,000,309
5,000,000		United States Treasury Notes, 0.125%, 5/31/2022	5,000,596
5,000,000		United States Treasury Notes, 0.125%, 10/31/2022	4,995,390
2,000,000		United States Treasury Notes, 0.125%, 12/31/2022	1,996,684
5,000,000		United States Treasury Notes, 1.875%, 8/31/2022	5,063,512
5,000,000		United States Treasury Notes, 2.000%, 11/30/2022	5,086,870
		TOTAL	29,143,052
		TOTAL U.S. TREASURIES (IDENTIFIED COST $39,152,296)	39,134,127
		MORTGAGE-BACKED SECURITIES— 0.2%
		Federal National Mortgage Association— 0.2%
1,842,829		3.500%, 9/1/2049	1,977,304
39,202		7.500%, 1/1/2032	45,475
129,199		7.500%, 8/1/2032	150,833
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,183,554)	2,173,612
	[1]	ADJUSTABLE RATE MORTGAGES— 0.1%
		Federal National Mortgage Association ARM— 0.1%
53,477		1.189%, 9/1/2027	53,788
79,114		1.488%, 5/1/2040	80,775
11,573		1.488%, 5/1/2040	11,819
105,175		1.488%, 8/1/2040	107,530
106,879		1.970%, 6/1/2036	110,818
177,505		2.005%, 9/1/2035	184,687
26,476		2.047%, 5/1/2036	27,620
95,693		2.085%, 6/1/2036	99,931
64,677		2.102%, 9/1/2037	68,715
55,870		2.131%, 4/1/2024	56,172
368,368		2.154%, 4/1/2033	378,151
10,980		2.195%, 8/1/2032	11,177
431,744		2.330%, 8/1/2034	451,064
10,986		2.340%, 2/1/2033	11,467
6,791		2.415%, 12/1/2032	7,097
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,638,071)	1,660,811
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS— 41.7%
$274,924,000	Interest in $605,000,000 joint repurchase agreement 0.06%, dated 11/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $605,000,924 on 12/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2050 and the market value of those underlying securities was $617,100,943.	$274,924,000
200,000,000	Interest in $850,000,000 joint repurchase agreement 0.06%, dated 11/30/2021 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $850,001,299 on 12/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2071 and the market value of those underlying securities was $874,704,847.	200,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $474,924,000)	474,924,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $1,137,998,118)[3]	1,142,479,197
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(3,782,763)
	TOTAL NET ASSETS—100%	$1,138,696,434

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Discount rate at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

As of November 30, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2021	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
		2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$9.90	$9.88	$9.83	$9.83	$9.83	$9.82	$9.87
Income From Investment Operations:
Net investment income (loss)	(0.00)	0.00	0.11[2]	0.15	0.09[2]	0.03	(0.01)
Net realized and unrealized gain (loss)	(0.01)	0.03	0.08	(0.00)[3]	0.00[3]	0.00[3]	(0.04)
Total Income From Investment Operations	(0.01)	0.03	0.19	0.15	0.09	0.03	(0.05)
Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.01)	(0.14)	(0.15)	(0.09)	(0.02)	(0.00)[3]
Distributions from net realized gain	—	(0.00)[3]	—	—	(0.00)[3]	(0.00)[3]	—
Total Distributions	(0.00)[3]	(0.01)	(0.14)	(0.15)	(0.09)	(0.02)	(0.00)[3]
Net Asset Value, End of Period	$9.89	$9.90	$9.88	$9.83	$9.83	$9.83	$9.82
Total Return[4]	(0.10)%	0.32%	1.92%	1.49%	0.95%	0.35%	(0.49)%
Ratios to Average Net Assets:
Net expenses[5]	0.41%[6]	0.41%	0.50%	0.71%[6]	0.71%	0.71%	0.70%
Net investment income (loss)	(0.05)%[6]	0.09%	1.12%	1.78%[6]	0.91%	0.25%	(0.08)%
Expense waiver/reimbursement[7]	0.19%[6]	0.20%	0.28%	0.27%[6]	0.33%	0.33%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,951	$34,072	$39,260	$7,551	$7,283	$9,318	$8,265
Portfolio turnover[8]	18%	30%	26%	31%	18%	19%	8%

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2021	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
		2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$9.96	$9.93	$9.89	$9.89	$9.89	$9.87	$9.92
Income From Investment Operations:
Net investment income (loss)	0.01	0.02	0.16[2]	0.18	0.14[2]	0.07	0.04[2]
Net realized and unrealized gain (loss)	(0.02)	0.04	0.05	(0.00)[3]	0.00[3]	0.02	(0.05)
Total Income From Investment Operations	(0.01)	0.06	0.21	0.18	0.14	0.09	(0.01)
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.17)	(0.18)	(0.14)	(0.07)	(0.04)
Distributions from net realized gain	—	(0.00)[3]	—	—	(0.00)[3]	(0.00)[3]	—
Total Distributions	(0.01)	(0.03)	(0.17)	(0.18)	(0.14)	(0.07)	(0.04)
Net Asset Value, End of Period	$9.94	$9.96	$9.93	$9.89	$9.89	$9.89	$9.87
Total Return[4]	(0.15)%	0.57%	2.12%	1.87%	1.40%	0.90%	(0.11)%
Ratios to Average Net Assets:
Net expenses[5]	0.26%[6]	0.26%	0.26%	0.26%[6]	0.26%	0.26%	0.25%
Net investment income	0.10%[6]	0.24%	1.66%	2.24%[6]	1.37%	0.70%	0.39%
Expense waiver/ reimbursement[7]	0.17%[6]	0.22%	0.24%	0.22%[6]	0.27%	0.27%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$819,041	$798,369	$806,378	$548,896	$455,799	$580,916	$525,218
Portfolio turnover[8]	18%	30%	26%	31%	18%	19%	8%

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
Semi-Annual Shareholder Report

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2021	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
		2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$9.95	$9.93	$9.88	$9.89	$9.88	$9.87	$9.92
Income From Investment Operations:
Net investment income (loss)	0.00	0.02	0.16[2]	0.18	0.13[2]	0.06	0.03[2]
Net realized and unrealized gain (loss)	(0.01)	0.02	0.05	(0.01)	0.01	0.01	(0.05)
Total From Investment Operations	(0.01)	0.04	0.21	0.17	0.14	0.07	(0.02)
Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.02)	(0.16)	(0.18)	(0.13)	(0.06)	(0.03)
Distributions from net realized gain	—	(0.00)[3]	—	—	(0.00)[3]	(0.00)[3]	—
Total Distributions	(0.00)[3]	(0.02)	(0.16)	(0.18)	(0.13)	(0.06)	(0.03)
Net Asset Value, End of Period	$9.94	$9.95	$9.93	$9.88	$9.89	$9.88	$9.87
Total Return[4]	(0.09)%	0.37%	2.12%	1.69%	1.40%	0.70%	(0.21)%
Ratios to Average Net Assets:
Net expenses[5]	0.36%[6]	0.36%	0.36%	0.36%[6]	0.36%	0.36%	0.35%
Net investment income	0.00%[6]	0.14%	1.60%	2.13%[6]	1.27%	0.58%	0.29%
Expense waiver/ reimbursement[7]	0.18%[6]	0.22%	0.24%	0.22%[6]	0.27%	0.28%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$175,093	$187,175	$228,306	$211,677	$222,133	$254,978	$308,777
Portfolio turnover[8]	18%	30%	26%	31%	18%	19%	8%

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
Semi-Annual Shareholder Report

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2021	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,		Period Ended 7/31/2016[2]
		2021	2020		2018	2017
Net Asset Value, Beginning of Period	$9.95	$9.93	$9.89	$9.89	$9.89	$9.87	$9.86
Income From Investment Operations:
Net investment income (loss)	0.01	0.03	0.15[3]	0.18	0.15[3]	0.09[3]	0.02[3]
Net realized and unrealized gain (loss)	(0.01)	0.02	0.06	(0.00)[4]	(0.01)	(0.00)[4]	0.01
Total From Investment Operations	—	0.05	0.21	0.18	0.14	0.09	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.17)	(0.18)	(0.14)	(0.07)	(0.02)
Distributions from net realized gain	—	(0.00)[4]	—	—	(0.00)[4]	(0.00)[4]	—
Total Distributions	(0.01)	(0.03)	(0.17)	(0.18)	(0.14)	(0.07)	(0.02)
Net Asset Value, End of Period	$9.94	$9.95	$9.93	$9.89	$9.89	$9.89	$9.87
Total Return[5]	(0.04)%	0.49%	2.14%	1.89%	1.42%	0.92%	0.28%
Ratios to Average Net Assets:
Net expenses[6]	0.24%[7]	0.24%	0.24%	0.24%[7]	0.24%	0.24%	0.23%[7]
Net investment income	0.12%[7]	0.26%	1.55%	2.27%[7]	1.49%	0.91%	0.66%[7]
Expense waiver/reimbursement[8]	0.15%[7]	0.19%	0.22%	0.19%[7]	0.24%	0.25%	0.24%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$120,611	$72,998	$54,636	$35,355	$18,767	$5,002	$59
Portfolio turnover[9]	18%	30%	26%	31%	18%	19%	8%[10]

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from March 29, 2016 (commencement of operations) to July 31, 2016.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

Semi-Annual Shareholder Report

9	Securities that mature are considered sales for purposes of this calculation.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2021 (unaudited)

Assets:
Investment in repurchase agreements	$474,924,000
Investment in securities	667,555,197
Investment in securities, at value including (identified cost $1,137,998,118)	1,142,479,197
Income receivable	235,260
Receivable for shares sold	1,430,964
Total Assets	1,144,145,421
Liabilities:
Payable for investments purchased	1,995,147
Payable for shares redeemed	3,311,365
Income distribution payable	14,732
Payable for investment adviser fee (Note 5)	3,697
Payable for administrative fee (Note 5)	2,443
Payable for other service fees (Notes 2 and 5)	17,642
Accrued expenses (Note 5)	103,961
Total Liabilities	5,448,987
Net assets for 114,534,058 shares outstanding	$1,138,696,434
Net Assets Consist of:
Paid-in capital	$1,134,118,418
Total distributable earnings (loss)	4,578,016
Total Net Assets	$1,138,696,434
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($23,951,345 ÷ 2,422,615 shares outstanding), no par value, unlimited shares authorized	$9.89
Institutional Shares:
Net asset value per share ($819,041,111 ÷ 82,368,739 shares outstanding), no par value, unlimited shares authorized	$9.94
Service Shares:
Net asset value per share ($175,093,265 ÷ 17,612,323 shares outstanding), no par value, unlimited shares authorized	$9.94
Class R6 Shares:
Net asset value per share ($120,610,713 ÷ 12,130,381 shares outstanding), no par value, unlimited shares authorized	$9.94
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended November 30, 2021 (unaudited)

Investment Income:
Interest	$2,033,388
Expenses:
Investment adviser fee (Note 5)	1,482,786
Administrative fee (Note 5)	436,521
Custodian fees	20,867
Transfer agent fees (Note 2)	261,537
Directors’/Trustees’ fees (Note 5)	3,920
Auditing fees	15,041
Legal fees	5,059
Portfolio accounting fees	86,991
Other service fees (Notes 2 and 5)	112,206
Share registration costs	57,233
Printing and postage	12,406
Miscellaneous (Note 5)	28,941
TOTAL EXPENSES	2,523,508
Waiver and Reimbursements:
Waiver of investment adviser fee (Note 5)	(830,222)
Reimbursement of other operating expenses (Notes 2 and 5)	(116,443)
TOTAL WAIVER AND REIMBURSEMENTS	(946,665)
Net expenses	1,576,843
Net investment income	$456,545
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	212
Net change in unrealized appreciation of investments	(1,232,999)
Net realized and unrealized gain (loss) on investments	(1,232,787)
Change in net assets resulting from operations	$(776,242)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2021	Year Ended 5/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$456,545	$2,206,421
Net realized gain (loss)	212	812,941
Net change in unrealized appreciation/depreciation	(1,232,999)	1,705,311
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(776,242)	4,724,673
Distributions to Shareholders:
Class A Shares	(72)	(53,250)
Institutional Shares	(432,994)	(1,849,650)
Service Shares	(14,200)	(387,312)
Class R6 Shares	(55,806)	(193,150)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(503,072)	(2,483,362)
Share Transactions:
Proceeds from sale of shares	318,569,520	836,465,978
Net asset value of shares issued to shareholders in payment of distributions declared	378,361	2,100,149
Cost of shares redeemed	(271,586,835)	(876,772,295)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,361,046	(38,206,168)
Change in net assets	46,081,732	(35,964,857)
Net Assets:
Beginning of period	1,092,614,702	1,128,579,559
End of period	$1,138,696,434	$1,092,614,702
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Government Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the
Semi-Annual Shareholder Report

repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursement of $946,665 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Shareholder Report

Transfer Agent Fees
For the six months ended November 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$9,441	$(5,370)
Institutional Shares	198,528	(86,514)
Service Shares	50,010	(24,559)
Class R6 Shares	3,558	—
TOTAL	$261,537	$(116,443)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended November 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$21,776
Service Shares	90,430
TOTAL	$112,206
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2021		Year Ended 5/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	122,049	$1,207,689	3,473,078	$34,366,759
Shares issued to shareholders in payment of distributions declared	7	69	4,644	45,938
Shares redeemed	(1,141,602)	(11,298,733)	(4,010,789)	(39,696,975)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,019,546)	$(10,090,975)	(533,067)	$(5,284,278)
	Six Months Ended 11/30/2021		Year Ended 5/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	23,622,650	$235,094,544	67,925,777	$676,282,598
Shares issued to shareholders in payment of distributions declared	33,424	332,605	154,998	1,542,809
Shares redeemed	(21,483,822)	(213,824,520)	(69,064,068)	(687,276,042)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,172,252	$21,602,629	(983,293)	$(9,450,635)
	Six Months Ended 11/30/2021		Year Ended 5/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	852,996	$8,486,485	6,322,619	$62,877,977
Shares issued to shareholders in payment of distributions declared	1,374	13,670	36,886	367,050
Shares redeemed	(2,047,843)	(20,376,019)	(10,543,560)	(104,932,831)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,193,473)	$(11,875,864)	(4,184,055)	$(41,687,804)
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	Six Months Ended 11/30/2021		Year Ended 5/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,415,308	$73,780,802	6,325,237	$62,938,644
Shares issued to shareholders in payment of distributions declared	3,219	32,017	14,503	144,352
Shares redeemed	(2,622,410)	(26,087,563)	(4,507,540)	(44,866,447)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	4,796,117	$47,725,256	1,832,200	$18,216,549
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,755,350	$47,361,046	(3,868,215)	$(38,206,168)
4. FEDERAL TAX INFORMATION
At November 30, 2021, the cost of investments for federal tax purposes was $1,137,998,118. The net unrealized appreciation of investments for federal tax purposes was $4,481,079. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,163,918 and net unrealized depreciation from investments for those securities having an excess of cost over value of $682,839.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Prior to August 1, 2021, the Adviser Fee was 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2021, the Adviser voluntarily waived $830,222 of its fee and voluntarily reimbursed $116,443 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.05%
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
The Fund’s Service Shares class does not accrue or charge a distribution service fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.41%, 0.26%, 0.36% and 0.24% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2021, were as follows:
Purchases	$18,722,232
Sales	$78,482,686
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2021, the Fund had no outstanding loans. During the six months ended November 30, 2021, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2021, there were no outstanding loans. During the six months ended November 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$999.00	$2.05
Institutional Shares	$1,000	$998.50	$1.30
Service Shares	$1,000	$999.10	$1.80
Class R6 Shares	$1,000	$999.60	$1.20
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.01	$2.08
Institutional Shares	$1,000	$1,023.76	$1.32
Service Shares	$1,000	$1,023.26	$1.83
Class R6 Shares	$1,000	$1,023.87	$1.22

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.41%
Institutional Shares	0.26%
Service Shares	0.36%
Class R6 Shares	0.24%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Ultrashort Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Semi-Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Semi-Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year period was at the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective August 1, 2021. In 2021, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Institutional Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Government Ultrashort Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Government Ultrashort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
CUSIP 31420B854
30064 (1/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 24, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2022